Operating expenses (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of expenses [Abstract]
Schedule of Operating Expenses

	2024 £m	2023 £m	2022 £m
Staff costs:
Salaries and social security costs[1]	3,563	3,389	3,081
Pensions and other retirement benefit schemes (note 11)	504	335	439
Restructuring and other staff costs	378	538	333
	4,445	4,262	3,853
Premises and equipment costs[2]	407	411	292
Depreciation and amortisation[3]	3,371	2,851	2,348
Regulatory and legal provisions (note 26)	880	661	225
Other	2,824	2,783	2,481
Total operating expenses	11,927	10,968	9,199
1Including social security costs of £405 million (2023: £347 million; 2022: 322 million).Also includes amounts related to the Group’s share-based payment schemes (see note 10).
2Net of profits on disposal of operating lease assets of £59 million (2023: £93 million; 2022: £197 million).
3Comprising depreciation in respect of premises £94 million (2023: £107 million; 2022: £112 million), equipment £397 million (2023: £385 million; 2022: £558 million), operating lease assets £1,411 million (2023: £1,070 million; 2022: £570 million) and right-of-use assets £192 million (2023: £203 million; 2022: £213 million).

Schedule of Average Number of Persons Employed by the Group	The average number of persons on a headcount basis employed by the Group during the year was as follows:

	2024	2023	2022
UK	63,777	64,844	62,062
Overseas	1,658	555	487
Total	65,435	65,399	62,549